Leases (Tables)	12 Months Ended
Sep. 30, 2021
Leases
Summary of supplemental balance sheet information related to operating leases

	As of	As of
	September 30, 2021	September 30, 2020
Right-of-use assets under operating leases	$776,665	$278,396

Operating lease liabilities, current	155,532	94,516
Operating lease liabilities, non-current	605,793	154,372
Total operating lease liabilities	$761,325	$248,888

Summary of maturities of operating lease liabilities

As of
Twelve months ending September 30,	September 30, 2021
2022	$236,272
2023	156,079
2024	91,611
2025	91,611
2026	91,611
Thereafter	439,622
Total future minimum lease payments	1,106,806
Less: imputed interest	(345,481)
Total	$761,325